CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net (loss) income	$ 86,346,611	$ 61,259,650	$ (72,235,840)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	134,986,793	108,261,965	116,788,045
Equity in loss (income) of associates	(1,741,279)	198,148	746,434
Loss (gain) on change in fair value of derivatives	2,273,889	(1,486,118)	1,580,824
Provision for impairment loss of build-to-sell projects assets	0	3,379,824	10,660,148
Gain on disposal of property, plant and equipment	(410,998)	(96,308)	(13,416)
Allowance made (reversed) for accounts receivable, net of recoveries	(12,952,252)	(7,380,299)	257,932
Provision reversed for losses of advances to suppliers, net of recoveries		(1,058,191)
Inventory write-down	15,279,633	37,764,638	40,588,365
Deferred income tax benefit (expense)	4,634,996	18,583,646	(17,638,880)
Share-based compensation	6,007,084	4,399,729	5,667,846
Amortization of convertible senior notes issuance costs	3,850,512	1,131,147
Gain on repurchase of convertible senior notes			(282,625)
Gain on disposal of subsidiaries		(326,895)
Others		(814,592)
Changes in operating assets and liabilities:
Accounts receivable	(37,680,349)	(165,677,129)	(45,192,542)
Amounts due from and advances to related parties	2,128,412	(19,486,356)
Value-added tax recoverable	(121,694,138)	(13,546,571)	(53,411,973)
Inventories	(55,093,380)	(105,275,426)	93,621,779
Build-to-sell project assets	(467,932,102)	(7,646,847)	(68,995,784)
Advances to suppliers	(43,461,884)	5,990,951	(25,560,531)
Prepaid expenses and other current assets	(12,804,592)	10,496,007	3,743,044
Other noncurrent assets	(14,433,286)	(8,581,806)	(144,536)
Accounts payable	578,525,671	207,280,860	32,615,213
Amount due to related parties	9,440,180	(7,297,385)	10,524,438
Income taxes payable	20,704,618	6,129,180	2,331,466
Accrued expenses and other current liabilities	63,182,874	37,106,827	(1,238,302)
Accrued warranty costs	26,280,300	21,454,249	15,963,062
Other noncurrent liabilities	2,756,495	(803,309)	(3,842,967)
Net cash provided by operating activities	188,193,808	183,959,589	46,531,200
Investing activities:
Purchases of property, plant and equipment	(652,354,550)	(404,655,016)	(69,990,898)
Prepaid land use rights	(10,156,156)		(2,149,101)
Proceeds from sale of property, plant and equipment	14,247,117	258,830	52,858
Subsidies received from government for purchases of property, plant and equipment	897,641	2,508,743	2,817,719
Investments in affiliates	(472,478)	(13,996,479)	(3,135,773)
Cash received from disposal of a subsidiary		307,496
Prepayment for acquisition of assets	(7,304,208)
Decrease (increase) in restricted cash	(47,554,592)	(72,209,369)	36,200,065
Net cash used in investing activities	(702,697,226)	(487,785,795)	(36,205,130)
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan	1,102,134	1,408,184	922,556
Proceed from issuance of ordinary shares, net of issuance costs		132,413,810
Payment for call options in connection with convertible senior notes issuance		(52,311,578)
Proceeds from issuance of convertible senior notes		287,500,000
Debt issuance costs		(8,704,466)
Payment for repurchase of convertible senior notes			(26,292,375)
Redemption of convertible senior notes			(57,007,000)
Principal payment under capital lease obligations	(6,036,302)
Proceeds from short-term bank borrowings	1,282,942,930	1,097,924,839	987,890,556
Repayment of short-term bank borrowings	(1,124,838,242)	(973,471,443)	(1,086,230,806)
Proceeds from long-term bank borrowings	535,273,412	44,616,290	13,941,512
Repayment of long-term bank borrowings	(97,467,535)	(329,863,899)	(170,480,333)
Payment for acquisition of non-controlling interest	(81,715)		(200,000)
Contribution from non-controlling interests	7,367,435	8,144,078	342,196
Dividends paid to non-controlling interests holders of subsidiaries	(3,143,550)
Net cash (used in) provided by financing activities	595,118,567	207,655,815	(337,113,694)
Effect of exchange rate changes	(8,113,672)	2,376,812	6,197,195
Net change in cash	72,501,477	(93,793,579)	(320,590,429)
Cash at the beginning of the year	392,891,984	486,685,563	807,275,992
Cash at the end of the year	465,393,461	392,891,984	486,685,563
Supplemental disclosure of cash flow information:
Interest paid	63,891,021	34,908,088	50,023,964
Income taxes paid	30,407,022	432,030	4,075,481
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable	187,349,167	121,819,713	$ 50,210,688
Purchases of property, plant and equipment under capital lease	$ 35,492,129
Long-term borrowing assumed by the buyer upon sale of project assets		(32,612,240)
Debt issuance cost of the share lending arrangement		$ 3,092,580